INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Finished goods	$ 94,022	$ 94,207
Raw materials and supplies	2,112,748	2,948,542
Inventory	$ 2,206,770	$ 3,042,749